Schedule II - Valuation and Qualifying Accounts (Details) - Allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in valuation and qualifying accounts
Balance at Beginning of Year	$ 11,447	$ 11,950	$ 10,736
Charged to Costs and Expenses	14,384	6,637	7,337
Deductions	(13,079)	(7,140)	(6,123)
Balance at End of Year	$ 12,752	$ 11,447	$ 11,950